Earnings Per Share	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Earnings Per Share [Line Items]
Earnings Per Share

22. Earnings Per Share

The Group follows ASC 260, Earnings Per Share, which requires presentation of basic and diluted income per share (“EPS”) on the face of the statement of operations and comprehensive income for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying consolidated financial statements, basic income per share is computed by dividing net income by the weighted average number of shares of ordinary shares outstanding during the period. The computation of diluted net income per share includes the assumed exercise of options if the effect is dilutive. As more fully disclosed in Note 21, options were issued during previous years, which have had a dilutive effect. As noted in Note 21, during 2024 and in accordance with ASC 718-10-25-15, the Group reclassified share options from equity classified to liability classified as a result of the Group creating a constructive obligation for future cash settlement. Therefore, in accordance with ASC 260-10, since the Group has historically settled the share options with cash, the Group assumed the share options would be settled in cash and therefore, no adjustments were made for dilutive earnings per share post reclassification in 2024 and through December 31, 2025.

The calculation of the basic and diluted earnings per share is based on the following data:

	For the Years Ended December 31,
	2025	2024	2023
Earnings
Earnings for the purposes of basic earnings per share	$114,272	$162,448	$75,755
Effect of dilutive instrument on net income	—	—	—
Earnings for the purposes of diluted earnings per share	$114,272	$162,448	$75,755

	For the Years Ended December 31,
	2025	2024	2023
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	65,831,201	66,543,318	67,282,937
Weighted effect of dilutive potential ordinary shares: Share options	—	579,442	1,685,641
Weighted average number of ordinary shares for the purposes of diluted earnings per share	65,831,201	67,122,760	68,968,578

Basic earnings per share	$1.74	$2.44	$1.13
Diluted earnings per share	$1.74	$2.42	$1.10

As noted above, the share options are liability classified and therefore the outstanding shares at December 31, 2025 and 2024 were excluded from diluted EPS. In addition to the outstanding shares, for periods prior to liability classification, the Group notes that for the years ended December 31, 2024 and 2023, an additional 1,259 and 999 of potential ordinary shares were excluded from the computation of diluted earnings per share, as the effect would have been anti-dilutive.